Note 9 - Goodwill (Details) - Goodwill (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014
Condensed Cash Flow Statements, Captions [Line Items]
Goodwill	$ 111,179	$ 88,297
Adjustments on account of foreign exchange	(9,236)	(1,930)
Goodwill	147,440	111,179
Impatex [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Goodwill Acquired During Period		3,501
Goodwill		3,501
Compudata [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Goodwill Acquired During Period		8,201
Goodwill		8,201
KSD [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Goodwill	13,824
Goodwill Acquired During Period	714	13,110
Goodwill		13,824
Computer Management [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Goodwill Acquired During Period	1,338
Goodwill	1,338
Customs Info [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Goodwill Acquired During Period	26,135
Goodwill	26,135
Airclic [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Goodwill Acquired During Period	11,670
Goodwill	11,670
e-customs [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Goodwill Acquired During Period	4,581
Goodwill	4,581
Pentant [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Goodwill Acquired During Period	1,059
Goodwill	$ 1,059